Consolidated Balance Sheets (Parenthetical) - shares	6 Months Ended	12 Months Ended
	May 31, 2018	Nov. 30, 2017
Statement of Financial Position [Abstract]
Common shares, Authorized	Unlimited	Unlimited
Common shares, Issued	43,537,850	34,704,516
Common shares, Outstanding	43,537,850	34,704,516